Private Placement (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Private Placement [Line Items]
Private Placement Units			$ 8,264,360
Issuance for purchase price			$ 28,980,362
Class A Common Stock [Member]
Private Placement [Line Items]
Per unit, in a private placement		$ 11.5
Class A Common Stock [Member] | Warrant [Member]
Private Placement [Line Items]
Per unit, in a private placement	$ 11.5
Private Placement [Member]
Private Placement [Line Items]
Purchased an aggregate		890,000
Private Placement Units		$ 8,900,000
Per unit, in a private placement		$ 10
Units purchased	890,000
Issuance for purchase price	$ 8,900,000
Price per unit	$ 10
Sale of stock description	Each Private Placement Unit consists of one share of Class A common stock and one-half of one Warrant, with each whole warrant entitling the holder thereof to purchase one share of Class A common stock for $11.50, subject to adjustment.
Private Placement [Member] | Sponsor [Member]
Private Placement [Line Items]
Purchased an aggregate		86,081
Private Placement Units		$ 860,810
Per unit, in a private placement		$ 10
Units purchased	86,081
Issuance for purchase price	$ 860,810
Price per unit	$ 10
Private Placement [Member] | Warrant [Member]
Private Placement [Line Items]
Number of warrants		1
Private Placement [Member] | Class A Common Stock [Member]
Private Placement [Line Items]
Number of shares unit		$ 1
Number of shares issuable per warrant		1